MERRILL LYNCH OREGON MUNICIPAL BOND FUND OF MERRILL LYNCH
                      MULTI-STATE MUNICIPAL SERIES TRUST





                                                     November 19, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

          Re:  Merrill Lynch Oregon Municipal Bond Fund of
               Merrill Lynch Multi-State Municipal Series Trust
               Post-Effective Amendment No. 5 to the
               Registration Statement on Form N-1A
               (Securities Act File No. 33-64502;
               Investment Company Act File No. 811-4375)
               ------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Oregon Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (the "Fund") hereby certifies that:

          (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 14, 1996.

                         Very truly yours,

                         MERRILL LYNCH OREGON MUNICIPAL BOND FUND OF  MERRILL
LYNCH MULTI-STATE MUNICIPAL SERIES TRUST


                         By:  /s/ Jerry Weiss
                              ----------------------------
                              Jerry Weiss
                              Secretary